Related party balances and transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other receivables - related parties		$ 123,532	$ 115,718
Fujian Tantan Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	[1]	FJ Tantan’s legal representative is the secretary of Fujian Hongfa Group Ltd (“Fujian Hongfa”). Fujian Hongfa is the shareholder of FJ LSY
Nature description	[1]	Interest free, due on June 15, 2025
Other receivables - related parties	[1]	$ 109,621	111,259
Fuzhou Jinhui Environmental Service Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description		Fujian Jinshun environmental Co, Ltd (“Jinshun”) is the major shareholder of FZ Jinhui. Weihao Chen is the Major shareholder of Jinshun, and the legal representative of FZ LSY
Nature description		Interest free, due on August 31, 2023 (extended to August 31, 2024)
Other receivables - related parties			4,459
Yueyu Qi [Member]
Related Party Transaction [Line Items]
Relationship description	[1]	Spouse of Wang who is a supervisor of Huzhou CDT
Nature description	[1]	Interest free, due on December 31, 2025
Other receivables - related parties	[1]	$ 13,911

[1]	As of the date of the issuance of these consolidated financial statements, these receivables have been repaid by the related parties.